Investment in Joint Venture (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Committed fund (in Euro)	€ 1,440,000
Amount of insignificant activities		€ 264,600
Percentage of shareholders	75.00%
BRSL [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of remaining shares		60.00%
Spanish Partner [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of remaining shares		40.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Initial investment of shareholders (in Shares)	7,500
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Initial investment of shareholders (in Shares)	4,500